Note 3 - Collaboration Revenue - Schedule of Collaboration Revenue (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Proceeds from issuance of redeemable noncontrolling interests, net of issuance cost		$ 5,233
SEED Therapeutics Inc. [Member] | Research Collaboration and License Agreement with Eli Lilly [Member]
Collaboration arrangement	$ 10,000	9,455
Proceeds from issuance of redeemable noncontrolling interests, net of issuance cost		5,267
Fair value of the Forward (Note 15)		278
Total cash proceeds		$ 15,000